Leuthold Select Industries Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banks - 4.8%
Bank of America Corp.	4,362	$173,477
Canadian Imperial Bank of Commerce	2,666	126,742
JPMorgan Chase & Co.	871	176,168
M&T Bank Corp.	566	85,670
Old National Bancorp/IN	4,752	81,687
Wells Fargo & Co.	2,757	163,738
		807,482

Capital Markets - 2.8%
Goldman Sachs Group, Inc.	396	179,119
Morgan Stanley	1,792	174,164
Nomura Holdings, Inc. - ADR	21,823	126,137
		479,420

Communications Equipment - 0.9%
Cisco Systems, Inc.	3,078	146,236

Construction Materials - 4.1%
Cemex SAB de CV - ADR	16,381	104,675
CRH PLC	2,777	208,219
Eagle Materials, Inc.	607	131,998
Martin Marietta Materials, Inc.	255	138,159
Summit Materials, Inc. - Class A(a)	3,214	117,665
		700,716

Distributors - 0.6%
LKQ Corp.	2,561	106,512

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	5,689	108,717

Electrical Equipment - 0.3%
NEXTracker, Inc. - Class A(a)	1,166	54,662

Electronic Equipment, Instruments & Components - 3.6%
Flex, Ltd.(a)	6,698	197,524
Jabil, Inc.	2,028	220,626
TE Connectivity Ltd.	1,313	197,515
		615,665

Entertainment - 1.9%
Netflix, Inc.(a)	489	330,016

Financial Services - 4.4%
Berkshire Hathaway, Inc. - Class B(a)	412	167,602
Mastercard, Inc. - Class A	511	225,433
NMI Holdings, Inc. - Class A(a)	2,631	89,559
Radian Group, Inc.	2,759	85,805
Visa, Inc. - Class A	679	178,217
		746,616

Health Care Providers & Services - 11.7%
Cardinal Health, Inc.	2,064	202,932
Cencora, Inc.	1,010	227,553
Centene Corp.(a)	1,890	125,307
Elevance Health, Inc.	380	205,907
Encompass Health Corp.	1,016	87,163
HCA Healthcare, Inc.	529	169,957
Humana, Inc.	222	82,950
McKesson Corp.	525	306,621
Select Medical Holdings Corp.	2,545	89,228
Tenet Healthcare Corp.(a)	976	129,837
UnitedHealth Group, Inc.	492	250,556
Universal Health Services, Inc. - Class B	611	112,992
		1,991,003

Household Durables - 8.6%
D.R. Horton, Inc.	2,128	299,899
KB Home	1,581	110,955
Lennar Corp. - Class A	1,273	190,784
Meritage Homes Corp.	908	146,960
PulteGroup, Inc.	3,223	354,852
Taylor Morrison Home Corp.(a)	2,429	134,664
Toll Brothers, Inc.	1,956	225,292
		1,463,406

Insurance - 5.9%
Assurant, Inc.	569	94,596
Chubb Ltd.	332	84,686
Everest Group Ltd.	482	183,652
Hartford Financial Services Group, Inc.	856	86,062
Markel Group, Inc.(a)	57	89,813
Reinsurance Group of America, Inc.	1,295	265,825
RenaissanceRe Holdings, Ltd.	912	203,841
		1,008,475

Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A	2,781	506,559
Cargurus, Inc.(a)	4,495	117,769
IAC, Inc.(a)	1,819	85,220
Match Group, Inc.(a)	3,759	114,199
Meta Platforms, Inc. - Class A	1,188	599,013
Shutterstock, Inc.	2,016	78,019
Yelp, Inc.(a)	1,970	72,792
		1,573,571

Machinery - 3.7%
AGCO Corp.	407	39,837
Allison Transmission Holdings, Inc.	1,235	93,736
Caterpillar, Inc.	398	132,574
Cummins, Inc.	217	60,094
Deere & Co.	269	100,506
PACCAR, Inc.	1,250	128,675
Terex Corp.	1,259	69,044
		624,466

Media - 0.9%
Comcast Corp. - Class A	3,972	155,543

Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	2,142	246,587
Shell PLC - ADR	3,078	222,170
		468,757

Semiconductors & Semiconductor Equipment - 7.9%
Applied Materials, Inc.	1,995	470,800
KLA Corp.	372	306,718
Lam Research Corp.	527	561,176
		1,338,694

Software - 11.2%
Adobe, Inc.(a)	292	162,218
Check Point Software Technologies, Ltd.(a)	1,004	165,660
Dolby Laboratories, Inc. - Class A	1,188	94,125
Fortinet, Inc.(a)	2,090	125,964
Microsoft Corp.	1,902	850,099
Oracle Corp.	2,282	322,219
Progress Software Corp.	1,109	60,174
Qualys, Inc.(a)	793	113,082
		1,893,541

Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	4,331	86,447
Caleres, Inc.	2,053	68,981
Gap, Inc.	4,088	97,662
Ross Stores, Inc.	1,049	152,441
TJX Cos., Inc.	1,711	188,381
Urban Outfitters, Inc.(a)	1,939	79,596
		673,508

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	2,709	570,569

Trading Companies & Distributors - 5.2%
AerCap Holdings NV	1,963	182,952
Boise Cascade Co.	666	79,401
GMS, Inc.(a)	947	76,338
MSC Industrial Direct Co., Inc. - Class A	508	40,289
Rush Enterprises, Inc. - Class A	1,728	72,351
United Rentals, Inc.	463	299,436
WESCO International, Inc.	870	137,912
		888,679

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.	1,240	218,463
TOTAL COMMON STOCKS (Cost $10,869,736)		16,964,717

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Fidelity Government Portfolio - Class Institutional, 5.21%(b)	67,741	67,741
TOTAL SHORT-TERM INVESTMENTS (Cost $67,741)		67,741

TOTAL INVESTMENTS - 100.3% (Cost $10,937,477)		$17,032,458
Liabilities in Excess of Other Assets - (0.3)%		(45,191)
TOTAL NET ASSETS - 100.0%		$16,987,267

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2024:

Leuthold Select Industries Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,964,717	$–	$–	$16,964,717
Money Market Funds	67,741	–	–	67,741
Total Investments	$17,032,458	$–	$–	$17,032,458

Refer to the Schedule of Investments for additional information.